Related Party Transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 8—Related Party Transactions
Sumitomo Dainippon Pharma Co., Ltd.
In May 2021, the Company entered into an Asset Purchase Agreement with Sumitomo Dainippon Pharma Co., Ltd. (“Sumitomo”) and its subsidiary Sumitomo Pharmaceuticals (Suzhou) Co., Ltd. (“SPC”) (the “Asset Purchase Agreement”). The transactions contemplated by the Asset Purchase Agreement closed in June 2021. Pursuant to the Asset Purchase Agreement: (i) Sumitomo terminated all of its existing options to acquire the Company’s equity interests in certain of its subsidiaries (the “Sumitomo Options”); (ii) the Company transferred and assigned to SPC all of its intellectual property, development and commercialization rights for (a) lefamulin in Mainland China, Taiwan, Hong Kong, and Macau (collectively “Greater China”), (b) vibegron in Mainland China, (c) rodatristat ethyl in Greater China and South Korea and
(d) RVT-802
in Greater China and South Korea; (iii) Sumitomo agreed to pay the Company $5.0 million in cash; and (iv) Sumitomo entered into an agreement with the Company to pursue future collaborations with Genevant. The Company received the cash payment, net of certain withholding taxes, in August 2021. The Company recorded a gain on the termination of the Sumitomo Options of $66.5 million, consisting of the fair value of the Sumitomo Options on the date of termination and the cash payment, in the accompanying consolidated statements of operations for the year ended March 31, 2022.
Transition Services Agreement and Strategic Cooperation Agreement
In December 2019, RSL and Sumitomo completed the transactions contemplated by the transaction agreement by and between RSL and Sumitomo, dated as of October 31, 2019 (the “Sumitomo Transaction Agreement”). Concurrent with entry into the Sumitomo Transaction Agreement, RSL and Sumitomo entered into the following agreements: (i) a transition services agreement (the “TSA”), pursuant to which the parties agreed to provide certain transitional services to one another at cost for a specified period of time following the closing date and (ii) a strategic cooperation agreement (the “SCA”), providing for certain technology-related collaborations. Pursuant to the terms of the TSA and the SCA, RSL billed Sumitomo
$1.0
million and
$1.4
million, net of amounts billed by Sumitomo to RSL, during the years ended March 31, 2022 and 2021, respectively. Additionally, during each of the years ended March 31, 2022 and 2021, the Company paid Sumitomo a
$1.0
million DrugOme access fee pursuant to the SCA.
On March 1, 2022, RSL and Sumitomo amended the SCA. In connection with the amendment, RSL agreed to pay Sumitomo an aggregate of
$4.5 million. This consideration was expensed during the year ended March 31, 2022.